Intangible assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 564,158	$ 629,260
Less : accumulated amortization	(225,126)	(257,626)
Intangible assets, net	339,032	371,634
Contractual Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	432,246	496,757
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	65,793	66,384
Liquor License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 66,119	$ 66,119